Subsequent events (Details Narrative) - USD ($)	Oct. 02, 2023	Jul. 03, 2023	Jun. 05, 2023
Statement [Line Items]
Loan amount recieved from related party		$ 250,000	$ 250,000
Events after reporting period [member] | Board of Directors [Member]
Statement [Line Items]
Loan amount recieved from related party	$ 500,000